UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21238

PIMCO Corporate Opportunity Fund
-------------------------------------------------
(Exact name of registrant as specified in charter)

     1345 Avenue of the Americas, New York, NY 10105
-------------------------------------------------
(Address of principal executive offices) (Zip code)

PA Fund Management LLC
1345 Avenue of the Americas, New York, NY 10105
----------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3000

Date of fiscal year end: November 30

Date of reporting period: July 1, 2003 - June 30, 2004

Item 1. Proxy Voting Record

-----------------------------------------------------------------------
PIMCO Corporate Opportunity Fund
Form N-PX Proxy Voting Record-Item 1
7/1/03-6/30/04

PIMCO Corporate Opportunity Fund
Security Issuer Name	Exchange Ticker Symbol	Cusip or Isin	Security Holder Meeting Date	Matter Voted On	Proposal by Issuer or Security Holder	Vote Cast(Y/N?)	Voting Result: For, Against, Abstain	Vote Cast "For" or "Against" Management or "Abstain"
Healthsouth Corp.	N/A	421924AZ4	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	Abstain	Abstain
CMS Panhandle Holding Co.	N/A	12589YAD1	N/A	Consent to the amendments in the Indenture	Issuer	Y	For	For
QWEST	N/A	74913EAN0	N/A	Consent to the amendments in the Indenture	Issuer	Y	Abstain	Abstain
QWEST	N/A	74913EAE0	N/A	Consent to the amendments in the Indenture	Issuer	Y	Abstain	Abstain
Healthsouth Corporation	N/A	421924AZ4	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PIMCO Corporate Opportunity Fund

By (Signature and Title)* /s/ Brian S. Shlissel
                          Brian S. Shlissel, President & Chief Executive Officer

Date August 25, 2004